Intangibles Assets and Goodwill - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill	€ 0
Research and development expense	3,521	€ 3,270	€ 3,137
Italy [member] | 2017 Acquisitions [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 1,921	€ 1,921